Important Information Regarding
the Federated Hermes Funds

SUPPLEMENT TO CURRENT PROSPECTUSES
With respect to “Appendix B: Sales Charge Waivers and Exchange Features for Shareholders Purchasing Through Certain Financial Intermediaries” (“Appendix B”), the disclosure for Merrill Lynch is hereby deleted in its entirety and replaced with the below disclosure. No other changes apply to Appendix B, and, accordingly, the disclosures provided for other financial intermediaries listed on Appendix B remain unchanged.
Merrill Lynch
Purchases or sales of front-end (i.e. Class A) or level-load (i.e., Class C) mutual fund shares through a Merrill platform or account will be eligible only for the following sales load waivers (front-end, contingent deferred, or back-end waivers) and discounts, which differ from those disclosed elsewhere in this Fund’s prospectus. Purchasers will have to buy mutual fund shares directly from the mutual fund company or through another intermediary to be eligible for waivers or discounts not listed below.
It is the client’s responsibility to notify Merrill at the time of purchase or sale of any relationship or other facts that qualify the transaction for a waiver or discount. A Merrill representative may ask for reasonable documentation of such facts and Merrill may condition the granting of a waiver or discount on the timely receipt of such documentation.
Additional information on waivers and discounts is available in the Merrill Sales Load Waiver and Discounts Supplement (the “Merrill SLWD Supplement”) and in the Mutual Fund Investing at Merrill pamphlet at ml.com/funds. Clients are encouraged to review these documents and speak with their financial advisor to determine whether a transaction is eligible for a waiver or discount.
Front-end Load Waivers Available at Merrill
■ Shares of mutual funds available for purchase by employer-sponsored retirement, deferred compensation, and employee benefit plans (including health savings accounts) and trusts used to fund those plans provided the shares are not held in a commission-based brokerage account and shares are held for the benefit of the plan. For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans
■ Shares purchased through a Merrill investment advisory program
■ Brokerage class shares exchanged from advisory class shares due to the holdings moving from a Merrill investment advisory program to a Merrill brokerage account
■ Shares purchased through the Merrill Edge Self-Directed platform
■ Shares purchased through the systematic reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same mutual fund in the same account
■ Shares exchanged from level-load shares to front-end load shares of the same mutual fund in accordance with the description in the Merrill SLWD Supplement
■ Shares purchased by eligible employees of Merrill or its affiliates and their family members who purchase shares in accounts within the employee’s Merrill Household (as defined in the Merrill SLWD Supplement)
■ Shares purchased by eligible persons associated with the fund as defined in this prospectus (e.g. the fund’s officers or trustees)
■ Shares purchased from the proceeds of a mutual fund redemption in front-end load shares provided: (1) the repurchase is in a mutual fund within the same fund family; (2) the repurchase occurs within 90 calendar days from the redemption trade date, and (3) the redemption and purchase occur in the same account (known as Rights of Reinstatement). Automated transactions (i.e. systematic purchases and withdrawals) and purchases made after shares are automatically sold to pay Merrill’s account maintenance fees are not eligible for Rights of Reinstatement

Contingent Deferred Sales Charge (“CDSC”) Waivers on Front-end, Back-end, and Level Load Shares Available at Merrill
■ Shares sold due to the client’s death or disability (as defined by Internal Revenue Code Section 22e(3))
■ Shares sold pursuant to a systematic withdrawal program subject to Merrill’s maximum systematic withdrawal limits as described in the Merrill SLWD Supplement
■ Shares sold due to return of excess contributions from an IRA account
■ Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the investor reaching the qualified age based on applicable IRS regulation
■ Front-end or level-load shares held in commission-based, non-taxable retirement brokerage accounts (e.g. traditional, Roth, rollover, SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans) that are transferred to fee-based accounts or platforms and exchanged for a lower cost share class of the same mutual fund
Front-end Load Discounts Available at Merrill: Breakpoints, Rights of Accumulation & Letters of Intent
■ Breakpoint discounts, as described in this prospectus, where the sales load is at or below the maximum sales load that Merrill permits to be assessed to a front-end load purchase, as described in the Merrill SLWD Supplement
■ Rights of Accumulation (ROA), as described in the Merrill SLWD Supplement, which entitle clients to breakpoint discounts based on the aggregated holdings of mutual fund family assets held in accounts in their Merrill Household
■ Letters of Intent (LOI), which allow for breakpoint discounts on eligible new purchases based on anticipated future eligible purchases within a fund family at Merrill, in accounts within your Merrill Household, as further described in the Merrill SLWD Supplement

The Federated Hermes Funds include all of the following registrants (including any of their portfolios and/or share classes):
FEDERATED HERMES ADVISER SERIES
Federated Hermes SDG Engagement Equity Fund
Federated Hermes International Equity Fund
Federated Hermes MDT Large Cap Value Fund
Federated Hermes MDT Market Neutral Fund
FEDERATED HERMES Adjustable rate securities trust
Federated Hermes Adjustable Rate Fund
FEDERATED HERMES EQUITY FUNDS
Federated Hermes International Strategic Value Dividend Fund
Federated Hermes Kaufmann Fund
Federated Hermes Kaufmann Large Cap Fund
Federated Hermes Kaufmann Small Cap Fund
Federated Hermes MDT Mid Cap Growth Fund
Federated Hermes MDT Small Cap Value Fund
Federated Hermes Prudent Bear Fund
Federated Hermes Strategic Value Dividend Fund
FEDERATED HERMES STRATEGIC DIVIDEND GROWTH FUND, INC.
FEDERATED HERMES FIXED INCOME SECURITIES, INC.
Federated Hermes Strategic Income Fund
FEDERATED HERMES GLOBAL ALLOCATION FUND
FEDERATED HERMES SUSTAINABLE HIGH-YIELD BOND FUND, INC.
FEDERATED HERMES INCOME SECURITIES TRUST
Federated Hermes Capital Income Fund
Federated Hermes Floating Rate Strategic Income Fund
Federated Hermes Fund for U.S. Government Securities
Federated Hermes Inflation Protected Securities Fund
Federated Hermes Muni and Stock Advantage Fund
Federated Hermes Short-Term Income Fund
FEDERATED HERMES SHORT-INTERMEDIATE DURATION MUNICIPAL TRUST
Federated Hermes Short-Intermediate Municipal Fund
FEDERATED HERMES INTERMEDIATE MUNICIPAL TRUST
Federated Hermes Intermediate Municipal Fund

FEDERATED HERMES INDEX TRUST
Federated Hermes Max-Cap Index Fund
FEDERATED HERMES INSTITUTIONAL TRUST
Federated Hermes Institutional High Yield Bond Fund
Federated Hermes Short-Intermediate Total Return Bond Fund
FEDERATED HERMES INVESTMENT SERIES FUNDS, INC.
Federated Hermes Corporate Bond Fund
FEDERATED HERMES MDT SERIES
Federated Hermes MDT All Cap Core Fund
Federated Hermes MDT Balanced Fund
Federated Hermes MDT Large Cap Growth Fund
Federated Hermes MDT Small Cap Core Fund
Federated Hermes MDT Small Cap Growth Fund
FEDERATED HERMES MUNICIPAL BOND FUND, INC.
FEDERATED HERMES MUNICIPAL SECURITIES INCOME TRUST
Federated Hermes Municipal High Yield Advantage Fund
Federated Hermes Ohio Municipal Income Fund
Federated Hermes Pennsylvania Municipal Income Fund
FEDERATED HERMES TOTAL RETURN SERIES, INC.
Federated Hermes Total Return Bond Fund
FEDERATED HERMES WORLD INVESTMENT SERIES, INC.
Federated Hermes Emerging Market Debt Fund
Federated Hermes International Leaders Fund
Federated Hermes International Small-Mid Company Fund
April 13 2026

Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedHermes.com/us
or call 1-800-341-7400.
Federated Securities Corp., Distributor
Q457232 (4/26)
© 2026 Federated Hermes, Inc.